Income Taxes (Reconciliation of Difference of Effective Income Tax Rate and Statutory Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Reconciliation of Statutory Tax Rate [Line Items]
Statutory income tax rate	31.60%	33.40%	35.80%
Expenses not deductible for tax purposes	0.20%	0.20%	0.30%
Research and other credits	(0.50%)	(1.40%)	(0.70%)
Tax credits of investment in productivity improvement facilities	(1.80%)	(2.70%)	(3.60%)
Excess of the tax basis over the amount for financial reporting of investment in a subsidiary	(0.60%)
Change in valuation allowance	0.10%	(3.90%)	2.00%
Effect of enacted changes in tax laws and rates		1.90%	3.90%
Effect of outside basis differences of equity method investment	0.30%	(0.30%)	(0.60%)
Goodwill impairment loss	0.30%	0.40%
Other	0.70%	(0.40%)	(0.10%)
Actual effective income tax rate	30.30%	27.20%	37.00%